ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Directors’ fees	$ 28	$ 54
Manufacturing and trials expenses	1,730	1,710
Advisors and legal expenses	110	140
ACCURUED EXPENSES	$ 1,868	$ 1,904